Note 13 - Warrants (Detail) (USD $)	11 Months Ended	12 Months Ended				4 Months Ended	12 Months Ended		4 Months Ended	12 Months Ended		4 Months Ended			12 Months Ended
	Nov. 30, 2009	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2012	Jan. 31, 2011	Feb. 01, 2011 Series A Common Share Purchase Warrant [Member]	Nov. 30, 2012 Series A Common Share Purchase Warrant [Member]	Nov. 30, 2011 Series A Common Share Purchase Warrant [Member]	Feb. 01, 2011 Series B Common Share Purchase Warrant [Member]	Nov. 30, 2012 Series B Common Share Purchase Warrant [Member]	Nov. 30, 2011 Series B Common Share Purchase Warrant [Member]	Feb. 01, 2011 Private Placement Offering [Member]	Nov. 30, 2012 Private Placement Offering [Member]	Nov. 30, 2011 Private Placement Offering [Member]	Nov. 30, 2012 Cash Exercise Of Warrants [Member]	Nov. 30, 2012 Cashless Exercise [Member]	Nov. 30, 2011 Cashless Exercise [Member]
Warrants Issued (in Shares)		9,696,000			96,000	4,800,000			4,800,000			96,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)					3.125	2.50			2.50			3.125
Warrants and Rights Outstanding		$ 6,611,015		$ 1,960,893		$ 7,214,366	$ 1,659,492	$ 3,786,049	$ 5,441,216	$ 276,038	$ 2,741,185	$ 229,005	$ 25,363	$ 83,781
Fair Value Assumptions, Expected Volatility Rate						70.00%	54.90%		59.00%	48.20%		67.00%
Fair Value Assumptions, Risk Free Interest Rate						0.99%	0.37%		0.29%	0.18%		0.99%
Fair Value Assumptions, Expected Term						5 years	3 years 36 days		2 years	73 days		3 years
Warrants Exercisable (in Shares)				7,286,000
Warrants Exercised (in Shares)		960,000		1,450,000											150,000	1,300,000	960,000
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares)															75,000	105,315	176,469
Fair Value of Warrants Exercised				1,005,692
Change in Fair Value Warrants	$ 223,782	$ 5,346,878	$ 3,841,233